Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Carying Amount of the Convertible Notes
The carrying amount of the Convertible Notes as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Liability component:
Principal	17,954	13,403	2,103
Less: unamortized debt discount	1,275	751	118
Net carrying amount	16,679	12,652	1,985
Equity component:
Carrying amount	1,744	1,793	281